Staff Costs	12 Months Ended
Dec. 31, 2025
Staff Costs [Abstract]
Staff costs

9. Staff costs

The aggregate payroll costs of the employees charged in the consolidated statements of profit or loss and other comprehensive income were as follows:

	2025	2024	2023
Wages and salaries	$15,442	$16,606	$15,610
Key management bonuses	—	2,616	—
Share-based payments (Note 34)	236	2,834	—
Post-employment benefits	1,198	1,030	1,191
Social security contributions and similar taxes	849	833	596
Total (Note 6 & 7)	$17,725	$23,919	$17,397